FINANCIAL INCOME (LOSS), NET (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INCOME (LOSS), NET [Abstract]
SCHEDULE OF FINANCIAL INCOME (LOSS), NET
	Year ended December 31,
	2014	2013	2012

Interest income	$346	$169	$301
Bank fees and other finance expenses	(16)	(28)	(61)
Change in fair value of research and development funding arrangement	269	(811)	(588)
Change in fair value of liability with respect to outstanding options to non-employee	-	104	20
Loss in respect to Termination and Equity Conversion Agreement	(792)
Gain from sales of marketable securities	2,345	3,711	-
Foreign currency translation adjustments	(394)	315	242

Financial income (loss), net	$1,758	$3,460	$(86)